SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant accounting policies [abstract]
Number of ordinary shares excluded from calculation of diluted loss per share	7,864,992	5,450,825	7,613,633	5,529,645